Operating Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segment Information [Abstract]
Schedule of Revenue	Revenue from external customers
	For the years ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$

Mainland China	209,707	221,984	302,235	41,406
Switzerland	-	-	678,415	92,942
United States	4	-	-	-

Total revenue	209,711	221,984	980,650	134,348

Schedule of Non-Current Assets	Non-current assets
	As at December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$

Mainland China	1,133,439	1,088,733	1,090,914	149,455
United States	3,393	2,665	4,474	613
Others	38	24	444	61

Total non-current assets	1,136,870	1,091,422	1,095,832	150,129

Schedule of Revenue from Customers

Revenue from customers amounting to over 10% of the total revenue of the Group in the reporting period is as follows:

	For the years ended December 31
	2022		2023		2024		2024
	RMB		RMB		RMB		US$

Customer A	N/A	*	N/A	*	678,415		92,942
Customer B	155,506		107,323		229,895		31,495
Customer C	N/A	*	35,021		N/A	*	N/A	*
Customer D	N/A	*	30,623		N/A	*	N/A	*

	155,506		172,967		908,310		124,437

*	These customers generated less than 10% of the total revenue of the Group during the years ended December 31, 2022, 2023 and 2024.